Investments in Unconsolidated Entities (Tables)	12 Months Ended
Mar. 31, 2019
Investment in Unconsolidated Entities [Abstract]
Summary of investments in unconsolidated entities

	As of March 31, 2019	As of March 31, 2018
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$134,107	$143,296
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	149,007	159,218
Equity method investment:
Nanjing Weiyouxue Information Technology Co., Ltd. (c)	76,337	81,669
Impairment of investments in unconsolidated entities		-
Nanjing Weiyouxue Information Technology Co., Ltd. (c)	(76,337)	-
Total	$358,993	$384,183

(a)	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.13 million as of March 31, 2019) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. ("Haohua Haofu"). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016.

(b)	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2019) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. ("Zhongtai") through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016.

(c)	On July 3, 2014, Digital Information entered into an equity investment agreement to acquire 49% of the equity interest of Nanjing Wei You Xue Information Technology Co., Ltd. ("Wei You Xue"), with an aggregate consideration of RMB 1,862,000 (approximately $0.30 million as of March 31, 2019). The Company uses the equity method to account for the investment, because the Company has the ability to exercise significant influence but does not have control over the investee. Wei You Xue qualified as a related party thereafter. For the continual losses of Wei You Xue, the company believes the probability of recovering the investment in Wei You Xue is low. Therefor the balance of $ 76,337 investment in Wei You Xue is fully impaired in fiscal year 2019.